Condensed Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net loss	$ (2,637,068)	$ (547,440)	$ (2,847,894)	$ (5,722,983)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	591,124	139,758	573,695	1,436,608
Non-cash consulting fees	60,391	37,500	148,795	150,000
Non-cash interest			17,260
Non-cash PPP loan forgiveness	(27,550)
Deferred initial public offering costs				1,591,989
Warrant expense	237,768	190,993	1,443,426	574,324
Changes in operating assets and liabilities:
Grants receivable	(332,774)			472,941
Prepaid expenses and other assets	200,581	3,043	(37,913)	382,162
Prepaid research and development	61,682
Accounts payable	(1,008,447)	(255,922)	(247,071)	47,461
Accrued expenses and other current liabilities	(5,535)	133,684	(1,076,758)	(437,060)
Deferred revenue	(1,074,392)	42,952	897,105	1,166,268
Net cash used in operating activities	(3,934,220)	(255,432)	(1,129,355)	(338,290)
Financing activities
Proceeds from notes payable		245,250	272,800
Proceeds from issuance of common stock		4,870	4,870
Proceeds from issuance of common stock upon initial public offering, net of issuance costs			14,786,741
Repayments of note payable	(409,662)			(22,810)
Net cash provided by (used in) financing activities	(409,662)	250,120	15,064,411	(22,810)
Net decrease in cash	(4,343,882)	(5,312)	13,935,056	(361,100)
Cash at beginning of period	13,953,513	18,457	18,457	379,557
Cash at end of period	9,609,631	13,145	13,953,513	18,457
Supplemental disclosures of cash flow information
Cash paid for interest	11,797	1,772	6,249	9,152
Non-cash financing activities
Notes payable settled with common stock			505,230
Notes payable settled with new notes payable		98,419	$ 42,534	360,919
Accrued deferred initial public offering costs				$ 2,873
Insurance premium financing	1,361,916
PPP loan forgiveness	27,550
Public offering costs	$ 2,783	$ 7,759